Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 3,798,835	$ 3,815,009	$ 1,619,943
Less accumulated depreciation and amortization	(1,590,749)	(1,374,928)	(641,050)
Property and equipment, net	2,208,086	2,440,081	978,893
Medical equipment [Member]
Property, Plant and Equipment, Gross	3,032,371	3,033,792	1,283,726
Less accumulated depreciation and amortization		(902,000)	(521,000)
Office equipment [Member]
Property, Plant and Equipment, Gross	72,410	87,163	73,927
Manufacturing equipment [Member]
Property, Plant and Equipment, Gross	303,143	303,143	262,290
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	$ 390,911	$ 390,911	$ 0